Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 194	$ 252
Trade payables	51	98
Deferred consideration on acquisitions	662	1,082
Other payables	100	90
Non-current trade and other payables	1,008	1,522
Trade payables and accrued expenses	17,810	15,898
Payroll and social security payables	1,716	800
Indirect taxes payable	2,457	2,629
Interest payable	1,501	1,625
Consigned packaging	1,050	1,010
Dividends payable	355	427
Deferred income	51	27
Deferred consideration on acquisitions	191	301
Other payables	302	249
Current trade and other payables	$ 25,434	$ 22,965